S000014682 [Member] Expense Example, No Redemption - Western Asset SMASh Series C Fund - SMASh Series C Fund	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	6
Expense Example, No Redemption, 5 Years	14
Expense Example, No Redemption, 10 Years	$ 36